Consolidated Statements Of Cash Flows - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (924,728)	$ (805,577)
Adjustments to reconcile net loss to net cash used in operating activities:
Common stock issued and issuable for services	18,926	1,500
Non cash financing expense	49,322
Gain (loss) on fair value of derivative liability	112,565
Amortization of debt discount	2,873	2,127
Changes in assets and liabilities
Increase (Decrease) in prepaid expenses and other current assets	2,017	(567)
Increase in accounts payable and accrued expenses	157,058	32,588
(Decrease) in deferred officer salary	(22,306)	(30,067)
Increase in Convertible interest payable	3,801
Increase in accrued interest payable	52,365	55,993
Net cash used in operating activities	(567,582)	(744,003)
CASH FLOWS FROM FINANCING ACTIVITIES
Loans from related parties		(3,759)
Proceeds from notes payable		35,000
Deferred financing costs		(35,000)
Proceeds from sale of common stock	240,698	576,803
Proceeds from CARES Act PPP loan	20,832	20,832
Due to shareholder		41,343
Proceeds from sale of Series C Preferred stock	245,000	170,000
Net cash provided by financing activities	506,530	805,219
CASH	(61,052)	61,216
CASH BEGINNING OF PERIOD	71,377	10,161
END OF PERIOD	10,325	71,377
Non-cash investing and financing activities	66,000	191,636
Conversion of 72,600 & 104,000 Preferred C Shares into 21,482,136 & 5,595,339 shares of common stock
CASH PAID DURING THE PERIOD FOR:
Income taxes
Interest